Condensed Financial Information of the Parent Company - Schedule of Comprehensive income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
General and administrative expenses	¥ (390,022)	$ (54,933)	¥ (401,731)	¥ (518,245)
Profits from operations
Other income, net	394,698	55,592	220,693	122,368
Net profit attributable to FinVolution Group's ordinary shareholders	2,340,835	329,699	2,266,382	2,508,947
Net profit attributable to ordinary shareholders	2,340,835		2,266,382	2,508,947
Parent Company [Member]
Operating expenses
General and administrative expenses	(19,446)	(2,739)	(20,027)	(18,617)
Profits from operations
Other income, net	34,670	4,883	(1,100)	1,502
Income from subsidiaries	2,325,611	327,555	2,287,509	2,526,062
Net profit attributable to FinVolution Group's ordinary shareholders	2,340,835	329,699	2,266,382	2,508,947
Net profit attributable to ordinary shareholders	¥ 2,340,835	$ 329,699	¥ 2,266,382	¥ 2,508,947